Conservative Allocation Portfolio Investment Strategy - Portfolio [Member] - Conservative Allocation Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests in a mix of Vanguard mutual funds and other portfolios of Vanguard Variable Insurance Funds (collectively, the “Underlying Funds”) according to an asset allocation strategy that reflects an allocation of approximately 60% of the Fund’s assets to fixed income securities and 40% to common stocks. The targeted percentage of the Fund’s assets allocated to the underlying asset classes is:• U.S. fixed income securities - 42%
• Large-cap U.S. stocks - 21%
• Foreign fixed income securities - 18%
• Foreign stocks - 16%
• Small- and mid-cap U.S. stocks - 3%The Fund’s indirect fixed income holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by the advisor, typically with foreign currency exchange forward contracts, to minimize foreign currency exposure). The Fund’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.The Fund uses its investment in large-cap U.S. stocks and small- and mid-cap U.S. stocks to gain exposure to the overall domestic stock market. Although the percentage of the Fund’s assets invested in either of these two asset classes may deviate slightly from the target allocation, the combination of the two asset classes will equal approximately 24% of the Fund’s assets in the aggregate.The board of trustees of Vanguard Variable Insurance Funds may change the targeted allocation to the underlying asset classes without shareholder approval.